United States
Securities and Exchange Commission
"Washington, D.C.  20549

Form 13F Cover Page
Report for the Calendar Year of Quarter Ended: 12/31/12

Check here if Amendment {    }; Amendment Number: _________
This Amendment (Check only one.):[   ] is a restatement
                                 [   ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:    Roffman Miller Associates Inc.
Address: 1835 Market Street, Suite 500
         Philadelphia, PA 19103"

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:
Name: Paulette Greenwell
Title: Chief Compliance Officer
Phone: 215-981-1030
Signature, Place, and Date of Signing:
Paulette Greenwell, Philadelphia, PA     January 14, 2013
Report Type (Check Only One.):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:78
Form 13F Information Table Entry Total:	323,208
                                        (Thousands)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3m Company                     COM              88579y101     7856    84604 SH       Sole                                  84604
AFLAC Inc                      COM              001055102     6348   119507 SH       Sole                                 119507
AT&T Inc New                   COM              00206R102     3838   113864 SH       Sole                                 113864
Abbott Laboratories            COM              002824100      286     4361 SH       Sole                                   4361
Adobe Systems Inc              COM              00724F101     1795    47643 SH       Sole                                  47643
American Express Company       COM              025816109     5111    88923 SH       Sole                                  88923
Apache Corp                    COM              037411105     3768    48006 SH       Sole                                  48006
Apple Inc                      COM              037833100     3680     6915 SH       Sole                                   6915
Artesian Res Corp Cl A Class A COM              043113208     1601    71367 SH       Sole                                  71367
Auto Data Processing           COM              053015103     7867   138183 SH       Sole                                 138183
Beam Inc.                      COM              073730103     1540    25213 SH       Sole                                  25213
Berkshire Hathaway B New Class COM              084670207      392     4372 SH       Sole                                   4372
Boeing Co                      COM              097023105     7634   101299 SH       Sole                                 101299
Bristol-Myers Squibb Co        COM              110122108      409    12549 SH       Sole                                  12549
Broadcom Corp Class A          COM              111320107     2942    88577 SH       Sole                                  88577
Church & Dwight Co Inc         COM              171340102     2633    49142 SH       Sole                                  49142
Cisco Systems Inc              COM              17275R102      407    20732 SH       Sole                                  20732
Colgate-Palmolive Co           COM              194162103     5996    57360 SH       Sole                                  57360
ConocoPhillips                 COM              20825C104      988    17037 SH       Sole                                  17037
Diageo Plc New Adr F 1 Adr Rep COM              25243Q205     8117    69630 SH       Sole                                  69630
Du Pont E I De Nemour&co       COM              263534109     7443   165474 SH       Sole                                 165474
E M C Corp Mass                COM              268648102     5175   204561 SH       Sole                                 204561
Exponent Inc                   COM              30214u102     2467    44190 SH       Sole                                  44190
Exxon Mobil Corporation        COM              30231g102     9124   105416 SH       Sole                                 105416
FMC Technologies Inc           COM              30249u101     4275    99809 SH       Sole                                  99809
Fedex Corporation              COM              31428X106     7191    78405 SH       Sole                                  78405
Fortune Brands HM & SEC        COM              34964C106      502    17188 SH       Sole                                  17188
General Electric Company       COM              369604103     4506   214656 SH       Sole                                 214656
Glaxosmithkline Plc Adrf Spons COM              37733W105     4438   102086 SH       Sole                                 102086
Heinz H J Co                   COM              423074103     1882    32623 SH       Sole                                  32623
Home Depot Inc                 COM              437076102     9264   149785 SH       Sole                                 149785
Honeywell International        COM              438516106     5368    84569 SH       Sole                                  84569
International Business Machine COM              459200101    10268    53606 SH       Sole                                  53606
JP Morgan Chase & Co           COM              46625h100     6308   143469 SH       Sole                                 143469
Johnson & Johnson              COM              478160104     9315   132876 SH       Sole                                 132876
Kimberly-Clark Corp            COM              494368103     1907    22587 SH       Sole                                  22587
Kraft Foods Group              COM              50076Q106      246     5413 SH       Sole                                   5413
Lab Cp Of Amer Hldg New        COM              50540R409     3180    36710 SH       Sole                                  36710
Limited Brands Inc             COM              532716107     2175    46207 SH       Sole                                  46207
McCormick & Co Inc N-Vt Non Vo COM              579780206     7993   125810 SH       Sole                                 125810
McDonalds Corp                 COM              580135101     7868    89201 SH       Sole                                  89201
Medtronic Inc                  COM              585055106     3190    77756 SH       Sole                                  77756
Microsoft Corp                 COM              594918104     8175   306077 SH       Sole                                 306077
Nordson Corp                   COM              655663102     4831    76537 SH       Sole                                  76537
Oracle Corporation             COM              68389x105      443    13291 SH       Sole                                  13291
Pepsico Incorporated           COM              713448108     7586   110861 SH       Sole                                 110861
Pfizer Incorporated            COM              717081103      254    10125 SH       Sole                                  10125
Phillips 66                    COM              718546104      245     4623 SH       Sole                                   4623
Procter & Gamble               COM              742718109     4714    69442 SH       Sole                                  69442
RPM International Inc Delaware COM              749685103     9547   325167 SH       Sole                                 325167
Resmed Inc                     COM              761152107     1940    46675 SH       Sole                                  46675
South Jersey Inds Inc          COM              838518108     6490   128952 SH       Sole                                 128952
Stryker Corp                   COM              863667101     4420    80621 SH       Sole                                  80621
Texas Instruments Inc          COM              882508104     3932   127282 SH       Sole                                 127282
The Southern Company           COM              842587107     6537   152690 SH       Sole                                 152690
Tiffany & Co New               COM              886547108     2803    48891 SH       Sole                                  48891
U G I Corporation New          COM              902681105     3133    95796 SH       Sole                                  95796
Under Armour Inc Cl A          COM              904311107     4561    93984 SH       Sole                                  93984
V F Corporation                COM              918204108     6620    43852 SH       Sole                                  43852
Valley National Bancorp        COM              919794107     3966   426456 SH       Sole                                 426456
Verizon Communications         COM              92343v104     7138   164953 SH       Sole                                 164953
Wal-Mart Stores Inc            COM              931142103      957    14022 SH       Sole                                  14022
Walt Disney Company            COM              254687106     8588   172486 SH       Sole                                 172486
UMH Properties Inc. REIT       COM              903002103      154    14910 SH       Sole                                  14910
Washington Real Estate Investm COM              939653101     6630   253536 SH       Sole                                 253536
Ishares Tr Barclays Tips Bond  1-3 YR TRS Bd    464287176     8904    73336 SH       Sole                                  73336
SCH US Agg Bond                1-3 YR TRS Bd    808524839     1140    21785 SH       Sole                                  21785
Schwab US TIPS ETF             1-3 YR TRS Bd    808524870     1650    28303 SH       Sole                                  28303
Vanguard Bond Index Fund Inter 1-3 YR TRS Bd    921937819     3727    42237 SH       Sole                                  42237
Vanguard Bond Index Fund Short 1-3 YR TRS Bd    921937827     5101    62979 SH       Sole                                  62979
Ishares MSCI Aus Idx Fd Austra STK IDX          464286103      746    29671 SH       Sole                                  29671
Ishares MSCI Brazil Indx Brazi STK IDX          464286400      710    12698 SH       Sole                                  12698
Ishares MSCI Cda Idx Fd Canada STK IDX          464286509      617    21720 SH       Sole                                  21720
Ishares MSCI Israel Inx Israel STK IDX          464286632      245     5846 SH       Sole                                   5846
Ishares MSCI South Korea Index STK IDX          464286772      721    11385 SH       Sole                                  11385
Ishares MSCI Turkey Idx Turkey STK IDX          464286715      582     8715 SH       Sole                                   8715
Ishares S&P U S Pfd Fund S&p U STK IDX          464288687     7781   196387 SH       Sole                                 196387
Amerigas Partners Limited Part UnIT LP          030975106      326     8420 SH       Sole                                   8420